Financial risk management - Summary of Undrawn Borrowing Facilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Later than one year [member] | Senior Debt [Member]
Disclosure of Detailed Information About Undrawn Borrowing Facilities [Line Items]
Expiring beyond one year—Senior debt	€ 0	€ 0	€ 44,315